Accrued Liabilities and Other Payables	6 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

7. ACCRUED LIABILITIES AND OTHER PAYABLES

As of December 31, 2021 and June 30, 2021, accrued liabilities and other payables consisted of the following:

	As of December 31,	As of June 30,
	2021	2021
Payroll payables	$183,727	$60,347
Other payables	78,720	17,220
	$262,447	$77,567